Accrued liabilities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities Current [Abstract]
Accrued professional fees	$ 225	$ 704	$ 1,695
Accrued sales tax	412	1,009	1,233
Accrued payroll and benefits	1,147	913	994
Accrued trade promotions	112	106	357
Accrued interest	24	86	109
Other	170	185	77
Total accrued liabilities	$ 2,090	$ 3,003	$ 4,721